Condensed Consolidated Statement of Changes in Stockholders' Equity - Free Share X-Change Limited (Anguilla) [Member] - USD ($)	Common Stock [Member]	Accumulated Profit/(Losses) [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Total Equity [Member]
Balance beginning at Mar. 31, 2017	$ 1	$ 2,365		$ 2,366
Balance beginning, shares at Mar. 31, 2017	1
Other comprehensive income (loss)
Net loss		(269)		(269)
Balance end at Mar. 31, 2018	$ 1	2,096		2,097
Balance end, shares at Mar. 31, 2018	1
Increase in share capital	$ 14			14
Increase in share capital, shares	100
Other comprehensive income (loss)			3,544	3,544
Net loss		(189,531)		(189,531)
Balance end at Mar. 31, 2019	$ 15	(187,435)	3,544	(183,876)
Balance end, shares at Mar. 31, 2019	101
Other comprehensive income (loss)			4,423	4,423
Net loss		(94,734)		(94,734)
Balance end at Sep. 30, 2019	$ 15	$ (282,169)	$ 7,967	$ (274,187)
Balance end, shares at Sep. 30, 2019	101